Exhibit 99.1

Nissan Auto Receivables 2014-A Owner Trust

Servicer’s Certificate

Collection Period	30-Apr-18	30/360 Days	30	Collection Period Start	1-Apr-18
Distribution Date	15-May-18	Actual/360 Days	29	Collection Period End	30-Apr-18
				Prior Month Settlement Date	16-Apr-18
				Current Month Settlement Date	15-May-18

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,067,817,831.09	56,141,320.23	0.00	0.000000
Yield Supplement Overcollaterization		26,151,160.13	254,751.57	0.00
Total Adjusted Portfolio		1,041,666,670.96	55,886,568.66	0.00
Total Adjusted Securities		1,041,666,670.96	55,886,568.66	0.00	0.000000
Class A-1 Notes	0.19000%	219,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.42000%	330,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	0.72000%	351,000,000.00	0.00	0.00	0.000000
Class A-4 Notes	1.34000%	100,000,000.00	14,219,897.70	0.00	0.000000
Certificates	0.00000%	41,666,670.96	41,666,670.96	0.00	0.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2 Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	0.00	—	—
Class A-4 Notes	14,219,897.70	15,878.89	142.1989770	0.1587889
Certificates	41,666,670.96	0.00	—	—

Total Securities	55,886,568.66	15,878.89

I. COLLECTIONS

Interest:
Interest Collections	158,794.08
Repurchased Loan Proceeds Related to Interest	0.00

Total Interest Collections	158,794.08

Principal:
Principal Collections	6,578,242.05
Repurchased Loan Proceeds Related to Principal	49,529,109.42

Total Principal Collections	56,107,351.47
Recoveries of Defaulted Receivables	73,839.54
Servicer Advances	33,808.65

Total Collections	56,373,793.74

II. COLLATERAL POOL BALANCE DATA

	Number	Amount
Adjusted Pool Balance - Beginning of Period	13,206	55,886,568.66
Total Principal Payment		55,886,568.66

	—	0.00

III. DISTRIBUTIONS

Total Collections		56,373,793.74
Reserve Account Draw		2,604,166.67
Total Available for Distribution		58,977,960.41
1. Reimbursement of Advance		36,231.32
2. Servicing Fee:
Servicing Fee Due		46,784.43
Servicing Fee Paid		46,784.43
Servicing Fee Shortfall		0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall		0.00
Class A-1 Notes Interest on Interest Carryover Shortfall		0.00
Class A-1 Notes Monthly Interest Distributable Amount		0.00
Class A-1 Notes Monthly Interest Paid		0.00
Change in Class A-1 Notes Interest Carryover Shortfall		0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00
Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	15,878.89
Class A-4 Notes Monthly Interest Paid	15,878.89
Change in Class A-4 Notes Interest Carryover Shortfall	0.00
Total Note Monthly Interest
Total Note Monthly Interest Due	15,878.89
Total Note Monthly Interest Paid	15,878.89
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00
Total Available for Principal Distribution	58,879,065.77
4. Total Monthly Principal Paid on the Notes	14,219,897.70
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	14,219,897.70
Change in Total Noteholders’ Principal Carryover Shortfall	0.00
5. Total Monthly Principal Paid on the Certificates	41,666,670.96
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	41,666,670.96
Change in Total Certificateholders’ Principal Carryover Shortfall	0.00

Remaining Available Collections	2,992,497.11
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	2,992,497.11

V. RESERVE ACCOUNT

Initial Reserve Account Amount	2,604,166.67
Required Reserve Account Amount	2,604,166.67
Beginning Reserve Account Balance	2,604,166.67
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	0.00
Required Reserve Account Amount for Next Period	2,604,166.67

VI. POOL STATISTICS

Weighted Average Coupon	3.44%
Weighted Average Remaining Maturity	13.66

	Amount	Number
Principal on Defaulted Receivables	33,968.76	6
Principal Recoveries of Defaulted Receivables	73,839.54

Monthly Net Loss	(39,870.78)
Pool Balance at Beginning of Collection Period	56,141,320.23
Net Loss Ratio for Third Preceding Collection Period	-0.42%
Net Loss Ratio for Second Preceding Collection Period	-0.28%
Net Loss Ratio for Preceding Collection Period	-0.59%
Net Loss Ratio for Current Collection Period	-0.85%
Four-Month Average Net Loss Ratio	-0.54%
Cumulative Net Losses for all Periods	4,312,191.18

			% of Receivables
	Amount	Number	(EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	567,439.35	86	0.00%
61-90 Days Delinquent	177,620.93	23	0.00%
91-120 Days Delinquent	12,199.39	4	0.00%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	757,259.67	113	0.00%
61+ Days Delinquencies as Percentage of Receivables:
Delinquency Ratio for Third Preceding Collection Period	0.40%	0.27%
Delinquency Ratio for Second Preceding Collection Period	0.29%	0.20%
Delinquency Ratio for Preceding Collection Period	0.30%	0.17%
Delinquency Ratio for Current Collection Period	0.00%	0.00%
Four-Month Average Delinquency Ratio	0.25%	0.16%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap Termination Payments, if any, due to the currency Swap Counterparty under the currency Swap Agreement.			NO

2. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

3. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?			NO

4. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

5. Has there been an issuance of notes or other securities backed by the Receivables?			NO

6. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO